INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Inventories [Abstract]
Schedule of inventories

Amounts in $ ‘000	2025	2024
Finished goods	18,214	16,297
Work in progress	46,688	39,002
Raw materials	—	425
Balance at December 31	64,902	55,724

Schedule of changes in the adjustment to net realisable value
Changes in the adjustment to net realizable value:

Amounts in $ ‘000	2025	2024
Balance at January 1	(8,663)	(4,276)
Addition to impairment	(6,193)	(7,608)
Release of impairment	538	15
Usage of impairment	2,522	2,749
Currency translation	(1,263)	457
Balance at December 31	(13,060)	(8,663)